INVESTMENTS - Ownership Carrying Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021	Jul. 31, 2020
Schedule of Equity Method Investments [Line Items]
Carrying Value	$ 54,408	$ 123,794
Other-than-temporary impairments	$ 0	0	$ 0
Long Ridge Terminal LLC
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	50.00%		50.10%
Carrying Value	$ 0	122,539
Long Ridge Terminal LLC | Other Liabilities
Schedule of Equity Method Investments [Line Items]
Carrying Value	$ 17,500
FYX Trust Holdco LLC
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	14.00%				14.00%
Carrying Value	$ 1,255	1,255			$ 1,300
GM-FTAI Holdco LLC
Schedule of Equity Method Investments [Line Items]
Carrying Value	$ 52,295	0
Clean Planet Energy USA LLC
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	50.00%			50.00%
Carrying Value	$ 858	$ 0		$ 1,000